Schedule of Investments (unaudited) March 31, 2024	BlackRock Enhanced International Dividend Trust (BGY) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 1.4%
B3 SA—Brasil Bolsa Balcao	3,705,986	$8,859,667

Canada — 4.7%
Canadian National Railway Co.	124,699	16,420,627
TELUS Corp.	797,205	12,753,632

		29,174,259

Denmark — 4.6%
Novo Nordisk A/S, Class B	224,794	28,835,081

France — 6.9%
Air Liquide SA	97,316	20,246,451
LVMH Moet Hennessy Louis Vuitton SE	25,420	22,872,816

		43,119,267

Germany — 7.4%
Beiersdorf AG	124,635	18,146,489
MTU Aero Engines AG, Class N	51,092	12,958,258
Symrise AG, Class A	130,733	15,650,158

		46,754,905

Hong Kong — 1.2%
Prudential PLC	783,440	7,347,546

India — 2.2%
AceVector Limited, Series I, (Acquired 01/25/22, Cost: $3,948,600) (a)(b)(c)	848,000	419,920
HDFC Bank Ltd.	782,464	13,644,302

		14,064,222

Indonesia — 1.6%
Bank Rakyat Indonesia Persero Tbk PT	26,413,700	10,099,935

Italy — 3.1%
FinecoBank Banca Fineco SpA	1,307,308	19,579,277

Japan — 6.4%
Asics Corp.	156,300	7,399,067
Keyence Corp.	42,500	19,731,085
Sony Group Corp.	155,200	13,308,512

		40,438,664

Mexico — 2.8%
Wal-Mart de Mexico SAB de CV	4,298,658	17,305,899

Netherlands — 9.7%
ASML Holding NV	26,078	25,281,604
Koninklijke KPN NV	4,514,181	16,884,860
Shell PLC.	567,699	19,019,088

		61,185,552

Singapore — 4.3%
DBS Group Holdings Ltd.	477,400	12,740,763
United Overseas Bank Ltd.	653,100	14,198,408

		26,939,171

Sweden — 5.6%
Assa Abloy AB, Class B	671,225	19,263,017
Atlas Copco AB, A Shares	948,853	16,024,752

		35,287,769

Security	Shares	Value

Switzerland — 2.2%
Zurich Insurance Group AG, Class N	25,565	$13,810,581

Taiwan — 5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,297,000	31,570,391

United Kingdom — 13.7%
AstraZeneca PLC	145,036	19,484,684
BAE Systems PLC	589,371	10,046,074
Diageo PLC	500,084	18,504,214
RELX PLC	518,745	22,470,339
Smith & Nephew PLC	492,926	6,170,931
Taylor Wimpey PLC, Series L	5,469,595	9,456,212

		86,132,454

United States — 18.1%
Baker Hughes Co., Class A (d)(e)	730,834	24,482,939
Freeport-McMoRan, Inc. (d)(e)	208,322	9,795,300
Nestle SA, Class N, Registered Shares	119,418	12,688,158
Otis Worldwide Corp. (d)(e)	135,915	13,492,282
Sanofi SA	164,875	16,039,769
Texas Instruments, Inc. (d)(e)	109,115	19,008,924
Visa, Inc., Class A (d)(e)	66,147	18,460,305

		113,967,677

Total Long-Term Investments — 100.9% (Cost: $505,513,546)		634,472,317

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(f)(g)	3,868,203	3,868,203

Total Short-Term Securities — 0.6% (Cost: $3,868,203)		3,868,203

Total Investments Before Options Written — 101.5% (Cost: $509,381,749)		638,340,520

Options Written — (1.5)% (Premiums Received: $(5,948,982))		(9,425,737)

Total Investments, Net of Options Written — 100.0% (Cost: $503,432,767)		628,914,783
Other Assets Less Liabilities — 0.0%		83,500

Net Assets — 100.0%		$628,998,283

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(b)	Non-income producing security.

(c)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $419,920, representing 0.1% of its net assets as of period end, and an original cost of $3,948,600.

(d)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.

(e)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(f)	Affiliate of the Trust.

(g)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Enhanced International Dividend Trust (BGY)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$8,260,103	$—	$ (4,391,900	)(a)	$—	$—	$3,868,203	3,868,203	$79,550	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Texas Instruments, Inc.	120	04/05/24	USD	170.00	USD	2,091	$(60,000)
Otis Worldwide Corp.	100	04/08/24	USD	87.00	USD	993	(125,463)
Texas Instruments, Inc.	61	04/12/24	USD	175.00	USD	1,063	(17,110)
Visa, Inc., Class A	35	04/12/24	USD	285.00	USD	977	(3,938)
Baker Hughes Co., Class A	736	04/19/24	USD	32.00	USD	2,466	(132,480)
Canadian National Railway Co.	341	04/19/24	CAD	175.00	CAD	6,082	(112,026)
Freeport-McMoRan, Inc.	284	04/19/24	USD	42.00	USD	1,335	(146,970)
Otis Worldwide Corp.	437	04/19/24	USD	91.25	USD	4,338	(373,308)
TELUS Corp.	985	04/19/24	CAD	26.00	CAD	2,134	(2,182)
TELUS Corp.	346	04/19/24	CAD	24.00	CAD	750	(1,277)
Texas Instruments, Inc.	155	04/19/24	USD	180.00	USD	2,700	(25,962)
Visa, Inc., Class A	34	04/19/24	USD	280.00	USD	949	(12,920)
Visa, Inc., Class A	37	04/19/24	USD	292.50	USD	1,033	(1,573)
Visa, Inc., Class A	223	04/26/24	USD	280.00	USD	6,223	(135,472)
Visa, Inc., Class A	34	05/03/24	USD	290.00	USD	949	(11,424)
Baker Hughes Co., Class A	394	05/06/24	USD	32.00	USD	1,320	(83,195)
Baker Hughes Co., Class A	381	05/13/24	USD	32.00	USD	1,276	(85,839)
Canadian National Railway Co.	241	05/17/24	CAD	180.00	CAD	4,299	(63,606)
Freeport-McMoRan, Inc.	370	05/17/24	USD	45.00	USD	1,740	(138,750)
Otis Worldwide Corp.	103	05/17/24	USD	97.75	USD	1,022	(39,276)
TELUS Corp.	985	05/17/24	CAD	23.50	CAD	2,134	(4,727)
Texas Instruments, Inc.	155	05/17/24	USD	185.00	USD	2,700	(43,632)
Baker Hughes Co., Class A	665	06/21/24	USD	33.00	USD	2,228	(133,000)

							$(1,754,130)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Nestle SA, Registered Shares, Class N	Morgan Stanley & Co. International PLC	12,800	04/02/24	CHF	101.91	CHF	1,227	$ (4)
Prudential PLC	UBS AG	95,600	04/02/24	GBP	8.75	GBP	710	—
Taylor Wimpey PLC	Morgan Stanley & Co. International PLC	1,290,000	04/02/24	GBP	1.50	GBP	1,767	(16)
Zurich Insurance Group AG	Morgan Stanley & Co. International PLC	6,300	04/02/24	CHF	451.55	CHF	3,069	(243,388)
Air Liquide SA	UBS AG	24,700	04/03/24	EUR	172.93	EUR	4,763	(533,647)
ASML Holding NV	Goldman Sachs International	2,800	04/03/24	EUR	879.00	EUR	2,516	(73,741)
AstraZeneca PLC	UBS AG	6,900	04/03/24	GBP	99.25	GBP	734	(66,436)
BAE Systems PLC	UBS AG	102,400	04/03/24	GBP	12.37	GBP	1,383	(147,121)
Baker Hughes Co., Class A	Morgan Stanley & Co. International PLC	38,100	04/03/24	USD	30.36	USD	1,276	(120,908)
DBS Group Holdings Ltd.	HSBC Bank PLC	95,400	04/03/24	SGD	33.05	SGD	3,438	(215,942)
FinecoBank Banca Fineco SpA	Morgan Stanley & Co. International PLC	210,400	04/03/24	EUR	13.30	EUR	2,921	(138,727)
Keyence Corp.	JPMorgan Chase Bank N.A.	8,300	04/03/24	JPY	68,670.10	JPY	583,322	(103,062)
LVMH Moet Hennessy Louis Vuitton SE	Goldman Sachs International	11,400	04/03/24	EUR	818.65	EUR	9,508	(269,523)
B3 SA - Brasil Bolsa Balcao	JPMorgan Chase Bank N.A.	614,500	04/09/24	BRL	13.64	BRL	7,368	(61,703)

2

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Enhanced International Dividend Trust (BGY)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
BAE Systems PLC	UBS AG	246,300	04/09/24	GBP	12.24	GBP	3,326	$ (398,103)
Koninklijke KPN NV	UBS AG	26,900	04/09/24	EUR	3.25	EUR	93	(6,552)
RELX PLC	UBS AG	29,400	04/09/24	EUR	40.06	EUR	1,180	(17,706)
Shell PLC	Bank of America N.A.	82,500	04/09/24	EUR	30.89	EUR	2,562	(36,190)
Smith & Nephew PLC	UBS AG	95,400	04/09/24	GBP	11.39	GBP	946	(53)
United Overseas Bank Ltd.	Citibank N.A.	74,200	04/09/24	SGD	28.31	SGD	2,178	(61,888)
Wal-Mart de Mexico SAB de CV	JPMorgan Chase Bank N.A.	734,100	04/09/24	MXN	76.28	MXN	49,132	(5)
Beiersdorf AG	UBS AG	28,000	04/10/24	EUR	141.70	EUR	3,779	(4,603)
Prudential PLC	UBS AG	154,100	04/12/24	GBP	8.71	GBP	1,145	(93)
Atlas Copco AB, A Shares	Morgan Stanley & Co. International PLC	129,800	04/16/24	SEK	182.73	SEK	23,465	(28,744)
DBS Group Holdings Ltd.	HSBC Bank PLC	119,400	04/16/24	SGD	33.16	SGD	4,303	(216,510)
Diageo PLC	Goldman Sachs International	76,600	04/16/24	GBP	30.09	GBP	2,246	(20,056)
MTU Aero Engines AG	Bank of America N.A.	23,000	04/16/24	EUR	218.58	EUR	5,407	(426,281)
United Overseas Bank Ltd.	HSBC Bank PLC	156,600	04/16/24	SGD	28.48	SGD	4,597	(117,158)
Wal-Mart de Mexico SAB de CV	Citibank N.A.	734,000	04/16/24	MXN	69.41	MXN	49,125	(27,096)
Prudential PLC	UBS AG	91,650	04/17/24	GBP	8.48	GBP	681	(632)
Taiwan Semiconductor Manufacturing Co. Ltd.	Bank of America N.A.	97,000	04/17/24	TWD	715.25	TWD	74,368	(174,363)
B3 SA - Brasil Bolsa Balcao	Morgan Stanley & Co. International PLC	768,100	04/23/24	BRL	13.84	BRL	9,210	(74,736)
RELX PLC	Goldman Sachs International	89,000	04/23/24	EUR	39.89	EUR	3,573	(89,407)
Shell PLC	UBS AG	51,600	04/23/24	EUR	30.61	EUR	1,602	(42,546)
Asics Corp.	Citibank N.A.	68,000	04/24/24	JPY	6,865.56	JPY	487,299	(215,546)
Asics Corp.	Citibank N.A.	2,400	04/24/24	JPY	6,820.32	JPY	17,199	(8,000)
AstraZeneca PLC	Morgan Stanley & Co. International PLC	36,400	04/24/24	GBP	104.21	GBP	3,874	(189,520)
FinecoBank Banca Fineco SpA	UBS AG	210,400	04/24/24	EUR	13.38	EUR	2,921	(155,838)
Koninklijke KPN NV	Goldman Sachs International	468,550	04/24/24	EUR	3.48	EUR	1,624	(20,154)
Novo Nordisk A/S, Class B	Bank of America N.A.	26,000	04/24/24	DKK	880.65	DKK	23,058	(100,814)
Sanofi SA	Morgan Stanley & Co. International PLC	3,400	04/24/24	EUR	89.75	EUR	307	(9,267)
Taiwan Semiconductor Manufacturing Co. Ltd.	JPMorgan Chase Bank N.A.	198,000	04/24/24	TWD	751.90	TWD	151,803	(199,649)
Taylor Wimpey PLC	Goldman Sachs International	795,497	04/24/24	GBP	1.42	GBP	1,090	(19,870)
Wal-Mart de Mexico SAB de CV	Citibank N.A.	466,300	04/24/24	MXN	69.20	MXN	31,209	(27,723)
Air Liquide SA	Morgan Stanley & Co. International PLC	28,900	04/25/24	EUR	190.11	EUR	5,573	(158,920)
Atlas Copco AB, A Shares	UBS AG	69,100	04/25/24	SEK	181.53	SEK	12,492	(21,260)
Beiersdorf AG	UBS AG	28,000	04/25/24	EUR	141.70	EUR	3,779	(14,171)
Diageo PLC	Goldman Sachs International	109,800	04/25/24	GBP	30.56	GBP	3,219	(28,183)
Nestle SA, Registered Shares, Class N	Goldman Sachs International	35,000	04/25/24	CHF	100.02	CHF	3,354	(2,523)
Taiwan Semiconductor Manufacturing Co. Ltd.	Bank of America N.A.	316,000	04/25/24	TWD	728.22	TWD	242,272	(481,710)
ASML Holding NV	Goldman Sachs International	8,900	04/30/24	EUR	905.27	EUR	7,998	(313,580)
Shell PLC	Morgan Stanley & Co. International PLC	64,600	04/30/24	EUR	30.70	EUR	2,006	(56,864)
AstraZeneca PLC	UBS AG	36,400	05/02/24	GBP	104.76	GBP	3,874	(192,768)
FinecoBank Banca Fineco SpA	Morgan Stanley & Co. International PLC	140,800	05/02/24	EUR	13.19	EUR	1,955	(134,798)
Prudential PLC	UBS AG	90,300	05/02/24	GBP	8.15	GBP	671	(6,927)
RELX PLC	UBS AG	69,000	05/02/24	EUR	41.24	EUR	2,770	(19,403)
Smith & Nephew PLC	Goldman Sachs International	126,400	05/02/24	GBP	10.66	GBP	1,254	(10,620)
Sony Group Corp.	Société Générale	32,500	05/02/24	JPY	13,192.30	JPY	421,881	(70,942)
Symrise AG, Class A	Bank of America N.A.	30,200	05/02/24	EUR	96.52	EUR	3,351	(495,323)
Assa Abloy AB, Class B	Bank of America N.A.	170,000	05/07/24	SEK	302.51	SEK	52,222	(148,483)
Diageo PLC	Goldman Sachs International	38,600	05/07/24	GBP	31.24	GBP	1,132	(7,659)
Keyence Corp.	Bank of America N.A.	12,000	05/07/24	JPY	73,164.00	JPY	843,358	(103,005)
Novo Nordisk A/S, Class B	JPMorgan Chase Bank N.A.	26,000	05/07/24	DKK	867.46	DKK	23,058	(162,525)
Sanofi SA	Goldman Sachs International	54,400	05/07/24	EUR	92.50	EUR	4,905	(112,087)
Koninklijke KPN NV	Goldman Sachs International	501,000	05/10/24	EUR	3.53	EUR	1,737	(20,674)
Taylor Wimpey PLC	Bank of America N.A.	375,900	05/10/24	GBP	1.42	GBP	515	(14,646)
United Overseas Bank Ltd.	Bank of America N.A.	63,000	05/10/24	SGD	28.56	SGD	1,849	(24,820)
Koninklijke KPN NV	Goldman Sachs International	501,000	05/14/24	EUR	3.36	EUR	1,737	(47,035)
Assa Abloy AB, Class B	Bank of America N.A.	132,000	05/16/24	SEK	323.32	SEK	40,549	(32,192)
Atlas Copco AB, A Shares	Bank of America N.A.	228,000	05/16/24	SEK	191.27	SEK	41,217	(44,778)
Novo Nordisk A/S, Class B	Goldman Sachs International	26,600	05/16/24	DKK	932.71	DKK	23,591	(78,315)
RELX PLC	Goldman Sachs International	46,100	05/16/24	EUR	40.53	EUR	1,851	(33,825)
Sony Group Corp.	Société Générale	37,400	05/16/24	JPY	13,622.44	JPY	485,487	(67,697)

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Enhanced International Dividend Trust (BGY)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Symrise AG, Class A	Bank of America N.A.	28,700	05/16/24	EUR	113.50	EUR	3,185	$(65,890)
Koninklijke KPN NV	Goldman Sachs International	534,000	05/29/24	EUR	3.45	EUR	1,851	(36,663)

								$(7,671,607)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$8,859,667	$—	$—	$8,859,667
Canada	29,174,259	—	—	29,174,259
Denmark	—	28,835,081	—	28,835,081
France	—	43,119,267	—	43,119,267
Germany	—	46,754,905	—	46,754,905
Hong Kong	—	7,347,546	—	7,347,546
India	—	13,644,302	419,920	14,064,222
Indonesia	—	10,099,935	—	10,099,935
Italy	—	19,579,277	—	19,579,277
Japan	—	40,438,664	—	40,438,664
Mexico	—	17,305,899	—	17,305,899
Netherlands	—	61,185,552	—	61,185,552
Singapore	—	26,939,171	—	26,939,171
Sweden	—	35,287,769	—	35,287,769
Switzerland	—	13,810,581	—	13,810,581
Taiwan	31,570,391	—	—	31,570,391
United Kingdom	—	86,132,454	—	86,132,454
United States	85,239,750	28,727,927	—	113,967,677
Short-Term Securities
Money Market Funds	3,868,203	—	—	3,868,203

	$158,712,270	$479,208,330	$419,920	$638,340,520

4

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Enhanced International Dividend Trust (BGY)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (1,047,049)	$ (8,378,688)	$ —	$ (9,425,737)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

SEK	Swedish Krona

SGD	Singapore Dollar

TWD	New Taiwan Dollar

USD	United States Dollar

Portfolio Abbreviation

SAB	Special Assessment Bonds

S C H E D U L E O F I N V E S T M E N T S	5